JUDICIAL DEPOSITS AND GARNISHMENTS - Tax related judicial Deposits (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		R$ 1,628,645	R$ 1,558,762
Universal Telecommunication Services Fund (FUST)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	[1]	596,356	564,261
State Value-Added Tax (ICMS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	[2]	406,397	389,003
Social Contribution Tax for Intervention in the Economic Order (CIDE)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	[3]	325,423	309,329
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		60,462	57,112
Telecommunications Inspection Fund (FISTEL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		53,360	50,399
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		35,770	47,336
Withholding Income Tax (IRRF)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		43,396	41,014
Social Security, work accident insurance (SAT) and funds to third parties (INSS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		25,905	22,378
Other taxes, charges and contributions
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax		R$ 81,576	R$ 77,930

[1]	The Company and/or its subsidiaries filed an injunction in order to represent its right not to include expenses with interconnection and industrial use of dedicated line in the FUST tax base, according to Abridgment No. 7, of December 15, 2005, as it does not comply with the provisions contained in the sole paragraph of article 6 of Law No. 9998/00. The amounts related to these expenses are deposited.
[2]	The Company is party to legal proceedings related to: (i) ICMS on operations with payment based on estimates; (ii) ICMS FECP; (iii) right to ICMS credit on the acquisition of property, plant and equipment and electricity; (iv) ICMS on amounts given as discounts and (v) consignment in payment of ICMS amounts referring to part of pay TV operations.
[3]	The Company is party to legal proceedings for the exemption of CIDE levied on offshore remittances of funds arising from agreements for the transfer of technology, brand and software licensing etc.